Schedule of Investments
November 30, 2025 (unaudited)
Archer Dividend Growth Fund

	Shares or Principal
Security Description	Amount ($)	Fair Value ($)(1)

Common Stocks - 85.85%

Beverages - 1.79%
The PepsiCo, Inc.	3,400	505,716

Biological Products (No Diagnostic Substance) - 3.15%
Gilead Sciences, Inc.	7,065	889,060

Bottled & Canned Soft Drinks & Carbonated Waters - 2.44%
Coca-Cola FEMSA S.A.B. de C.V. ADR Series L	7,850	688,524

Canned, Frozen & Preserved Fruit, Veg & Food Specialties - 1.99%
The Kraft Heinz Co.	22,000	561,220

Computer & Office Equipment - 2.19%
International Business Machines Corp.	2,000	617,160

Crude Petroleum & Natural Gas - 0.76%
EOG Resources, Inc.	2,000	215,700

Electric & Other Services Combined - 8.39%
Consolidated Edison, Inc.	5,405	542,446
Duke Energy Corporation	5,082	629,863
Exelon Corporation	14,100	664,392
Nisource, Inc.	12,000	529,560

		2,366,261

Electric Services - 5.06%
American Electric Power Co., Inc.	6,500	804,505
The Southern Co.	6,850	624,172

		1,428,677

Electronic Computers - 0.90%
Dell Technologies, Inc. Class C	1,900	253,365

Guided Missiles & Space Vehicles & Parts - 2.07%
Lockheed Martin Corp.	1,275	583,772

Hospital & Medical Service Plans - 1.17%
UnitedHealth Group, Inc.	1,000	329,770

Investment Brokerage - National - 1.50%
CME Group, Inc.	1,500	422,190

Life Insurance - 3.21%
Manulife Financial Corp. (Canada)	25,700	904,897

Motor Vehicles & Passenger Car Bodies - 2.82%
Ford Motor Co.	60,000	796,800

National Commercial Banks - 10.62%
Bank of America Corp.	12,500	670,625
JPMorgan Chase & Co.	3,150	986,202
Regions Financial Corp.	31,600	804,220
Truist Financial Corp.	11,525	535,913

		2,996,960

Natural Gas Transmission - 2.75%
Kinder Morgan, Inc.	28,400	775,888

Natural Gas Transmisison & Distribution - 1.75%
ONEOK, Inc.	6,800	495,176

Petroleum Refining- 4.81%
BP plc ADR	15,065	543,847
Chevron Corp.	3,270	494,195
Valero Energy Corp.	1,800	318,168

		1,356,210

Pharmaceutical Preparations - 11.28%
AbbVie, Inc.	2,295	522,572
Bristol Myers Squibb Co.	9,970	490,524
Johnson & Johnson	3,485	721,116
Merck & Co., Inc.	6,415	672,484
Pfizer, Inc.	30,200	777,348

		3,184,044

Retail - Drug Stores and Proprietary Stores - 1.82%
CVS Health Corp.	6,400	514,304

Retail-Variety Stores - 1.86%
Target Corp.	5,800	525,596

Semiconductors & Related Devices - 3.71%
Broadcom, Inc.	2,600	1,047,696

Specialty Cleaning, Polishing And Sanitation Preparations - 1.37%
The Clorox Co.	3,575	385,886

State Commercial Banks - 2.59%
Citizens Financial Group, Inc.	13,500	730,350

Telephone Communications (No Radio Telephone) - 2.03%
Verizon Communications, Inc.	13,900	571,429

Trucking & Courier Services - 1.70%
United Parcel Service, Inc. Class B	5,000	478,950

Wholesale-Motor Vehicles & Motor Vehicle Parts & Supplies - 2.13%
Genuine Parts Co.	4,600	599,840

Total Common Stock	(Cost $ 17,154,376)	24,225,438

Real Estate Investment Trusts - 8.82%

Crown Castle International Corp.	3,600	328,608
Healthpeak Properties, Inc.	24,500	447,370
Iron Mountain, Inc.	7,800	673,530
VICI Properties, Inc.	17,500	504,350
W.P. Carey, Inc.	7,935	534,581

Total Real Estate Investment Trusts	(Cost $ 2,084,248)	2,488,439

Money Market Registered Investment Companies - 4.93%

Federated Treasury Obligation Fund - Institutional Shares - 3.82% (3)	1,392,452	1,392,452

Total Money Market Registered Investment Companies	(Cost $ 1,392,452)	1,392,452

Total Investments - 99.62%	(Cost $ 20,631,076)	28,106,329

Other Assets Less Liabilities - 0.38%		111,364

Total Net Assets - 100.00%		28,217,693

(1) Statement on Financial Accounting Standard No. 157 "Fair Value Measurements" - Various inputs are used in determining the value of the Fund's investments.
These inputs are summarized in the three broad levels listed below.
• Level 1 - quoted prices in active markets for identical securities
• Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of November 30, 2025 in valuing the Fund's assets carried at fair value:

	Investments in	Other Financial
Valuation Inputs	Securities	Instruments
Level 1 - Quoted Prices	$28,106,329	$0
Level 2 - Other Significant Observable Inputs	-	-
Level 3 - Significant Unobservable Inputs	-	-
Total	$28,106,329	$0

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt instruments and repurchase agreements with a maturity of less than 60 days are valued using amortized cost, in accordance with rules under the Investment
Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

(3) Variable rate security; the coupon rate shown represents the yield at November 30, 2025.